CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Net income (loss)	$ (55.6)	$ 71.6	$ (61.8)
Other comprehensive income (loss):
Net change in cumulative translation adjustments	(9.4)	12.1	(4.6)
Unrealized gains and losses on investments, net of tax:
Unrealized holding gains (losses) arising during period		1.8	6.3
Less: reclassification adjustments included in Net income (loss)	(1.2)	(4.1)	(0.1)
Change in defined benefit obligation, net of tax:
Unrealized actuarial gains (losses) arising during the period	(14.3)	7.9	(8.4)
Amortization of actuarial (gains) losses	(0.4)		(0.7)
Net change in other comprehensive income (loss)	(25.3)	17.7	(7.5)
Comprehensive income (loss)	$ (80.9)	$ 89.3	$ (69.3)